Financial performance, Operating Segments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($) Customer	Jun. 30, 2024 USD ($) Customer	Jun. 30, 2023 USD ($) Customer
Segment information [Abstract]
Exploration expenditure - non core	$ (37)	$ (31)	$ (45)
Other expenses	(3,787)	(3,850)	(3,684)
Reportable segment loss	(3,824)	(3,881)	(3,729)
Employee benefits and other expenses	(6,372)	(5,344)	(5,967)
Net financing income / (expense)	642	1,400	3,305
Loss for the year	(9,554)	(7,825)	(6,391)
Segment assets [Abstract]
Exploration assets	203,110	187,664	152,226
Other assets	30,431	36,811	54,093
Total assets	233,541	224,475	206,319
Segment liabilities [Abstract]
Payables	2,514	4,584	8,474
Provisions	462	428	368
Borrowings	0	1,200	0
Total current liabilities	2,976	6,212	8,842
Payables	267	42	78
Total Non-current liabilities	267	42	78
Total liabilities	3,243	6,254	8,920
Net assets	$ 230,298	$ 218,221	$ 197,399
Number of major customers | Customer	0	0	0
Revenues	$ 0	$ 0	$ 0
Operating Segments [member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	(37)	(31)	(45)
Other expenses	(1,899)	(2,383)	(1,356)
Reportable segment loss	(1,936)	(2,414)	(1,401)
Employee benefits and other expenses	(2,680)	(2,407)	(2,043)
Net financing income / (expense)	(3,173)	(1,802)	(25)
Loss for the year	(7,789)	(6,623)	(3,469)
Segment assets [Abstract]
Exploration assets	203,110	187,664	152,226
Other assets	9,443	8,576	5,258
Total assets	212,553	196,240	157,484
Segment liabilities [Abstract]
Payables	2,124	4,442	7,547
Provisions	165	177	167
Borrowings	0	1,200	0
Total current liabilities	2,289	5,819	7,714
Payables		(8)
Payables	267		78
Total Non-current liabilities		(8)
Total Non-current liabilities	267		78
Total liabilities	2,556	5,811	7,792
Net assets	209,997	190,429	149,692
Operating Segments [member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0	0
Other expenses	(1,888)	(1,467)	(2,328)
Reportable segment loss	(1,888)	(1,467)	(2,328)
Employee benefits and other expenses	(3,692)	(2,937)	(3,924)
Net financing income / (expense)	3,815	3,202	3,330
Loss for the year	(1,765)	(1,202)	(2,922)
Segment assets [Abstract]
Exploration assets	0	0	0
Other assets	20,988	28,235	48,835
Total assets	20,988	28,235	48,835
Segment liabilities [Abstract]
Payables	390	142	927
Provisions	297	251	201
Borrowings	0	0	0
Total current liabilities	687	393	1,128
Payables	0	50	0
Total Non-current liabilities	0	50	0
Total liabilities	687	443	1,128
Net assets	$ 20,301	$ 27,792	$ 47,707